Eaton Vance
National Ultra-Short Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 98.5%
Security	Principal Amount (000's omitted)	Value
Education — 2.9%
University of Delaware, (SPA: TD Bank, N.A.), 3.95%, 11/1/35(1)	$5,075	$ 5,075,000
University of North Carolina at Chapel Hill, 3.924%, (67% of SOFR + 1.05%), 12/1/41(2)	4,500	4,518,428
		$ 9,593,428
Electric Utilities — 2.0%
Gainesville, FL, Utilities System Revenue, (SPA: Truist Bank), 4.00%, 10/1/42(1)	$4,295	$ 4,295,000
San Antonio, TX, Electric and Gas Systems Revenue:
5.00%, 2/1/26	1,290	1,307,222
5.00%, 2/1/27	1,000	1,037,181
		$ 6,639,403
General Obligations — 23.9%
Bergen County Improvement Authority, NJ, (County Guaranteed Government Pooled), 4.00%, 5/21/26	$3,000	$ 3,027,472
Cass County Joint Water Resource District, ND, 3.45%, 4/1/27	1,250	1,250,536
Chicago Board of Education, IL:
4.00%, 12/1/27	3,215	3,219,798
5.00%, 12/1/25	5,000	5,013,158
Dallas Independent School District, TX, (PSF Guaranteed), 5.00% to 2/15/26 (Put Date), 2/15/55	4,000	4,039,421
Eagle Mountain and Saginaw Independent School District, TX, (PSF Guaranteed), 4.00% to 8/1/27 (Put Date), 8/1/50	1,625	1,657,726
El Paso, TX:
5.00%, 8/15/25	2,250	2,255,248
5.00%, 8/15/26	1,000	1,025,617
Evanston Township High School District No. 202, IL, 5.00%, 12/1/26	1,765	1,780,462
Fort Bend Independent School District, TX, (PSF Guaranteed), 3.80% to 8/1/28 (Put Date), 8/1/55	1,900	1,928,932
Henrico County, VA, 5.00%, 7/15/25	1,480	1,481,161
Houston Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/26	3,600	3,651,989
Hudson County Improvement Authority, NJ, 4.50%, 7/11/25	2,000	2,000,728
Illinois:
5.00%, 7/1/25	1,000	1,000,000
5.00%, 11/1/25	2,000	2,012,086
5.00%, 3/1/26	1,100	1,113,333
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/16/25	$7,500	$ 7,467,642
Los Angeles, CA, 5.00%, 6/25/26(3)	5,000	5,101,279
Marthas Vineyard Regional Transit Authority, MA, 4.25%, 4/9/26	2,750	2,767,073
New Caney Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/27 (Put Date), 2/15/50	1,400	1,428,662
New York, NY:
5.00%, 8/1/25	1,275	1,277,071
5.00%, 8/1/25	2,835	2,839,606
North Bergen Township, NJ, 5.00%, 4/20/26	5,000	5,081,765
Northside Independent School District, TX, (PSF Guaranteed), 3.55% to 6/1/28 (Put Date), 6/1/50	2,500	2,520,772
Pawtucket, RI, 4.50%, 10/24/25	1,500	1,502,416
Philadelphia School District, PA, 5.00%, 9/1/28	1,745	1,849,549
Puerto Rico:
5.375%, 7/1/25	2,520	2,519,513
5.625%, 7/1/27	3,290	3,386,630
Quincy, MA, 5.00%, 7/25/25	2,500	2,502,703
Texas, (AMT), 5.00%, 8/1/27	2,500	2,503,250
		$ 79,205,598
Hospital — 13.8%
Allegheny County Hospital Development Authority, PA, (UPMC), 2.62%, (SIFMA + 0.70%), 11/15/47(2)	$7,130	$ 7,050,393
California Health Facilities Financing Authority, 5.00% to 10/1/25 (Put Date), 10/1/39	5,490	5,518,279
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 3.625% to 6/15/27 (Put Date), 1/15/48	1,500	1,511,534
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00% to 8/1/26 (Put Date), 8/1/49	4,045	4,076,011
Colorado Health Facilities Authority, (Intermountain Healthcare), 2.47%, (SIFMA + 0.55%), 5/15/61(2)	3,000	2,976,887
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 5.00%, 7/1/27	1,600	1,670,157
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health), 5.00% to 12/1/26 (Put Date), 7/1/49	1,295	1,330,254
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/26	5,500	5,567,472
Kentucky Economic Development Finance Authority, (Catholic Health), 1.97%, 5/1/34(4)	5,995	5,995,000
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/25	1,560	1,565,989
Massachusetts Development Finance Agency, (Partners HealthCare System), 2.52%, (SIFMA + 0.60%), 7/1/49(2)(5)	1,000	999,386

Eaton Vance
National Ultra-Short Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New Hampshire Business Finance Authority, (Novant Health Obligated Group), (LOC: Truist Bank), 4.05%, 11/1/64(1)	$3,700	$ 3,700,000
Pennsylvania Economic Development Financing Authority, (UPMC), 2.62%, (SIFMA + 0.70%), 11/15/47(2)	1,000	993,856
Tarrant County Cultural Education Facilities Finance Corp., TX, (Christus Health):
5.00%, 7/1/25	1,250	1,250,000
5.00%, 7/1/26	1,500	1,529,407
		$ 45,734,625
Housing — 3.8%
Connecticut Housing Finance Authority, (Housing Mortgage Finance Program), Sustainability Bonds, 3.35% to 5/15/27 (Put Date), 11/15/66	$1,305	$ 1,305,522
Hawaii Housing Finance and Development Corp., (Hale Moiliili LP), 3.30% to 12/1/27 (Put Date), 12/1/29	2,500	2,515,333
New York Mortgage Agency:
Social Bonds, (AMT), 1.05%, 4/1/26	1,275	1,242,307
Social Bonds, (AMT), 1.15%, 10/1/26	1,330	1,279,758
North Carolina Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.20% to 1/15/26 (Put Date), 7/1/56	1,020	1,019,950
Rhode Island Housing and Mortgage Finance Corp., Green Bonds, 3.60% to 10/1/27 (Put Date), 10/1/54	1,250	1,253,060
Wisconsin Housing and Economic Development Authority, Housing Revenue:
3.75% to 5/1/28 (Put Date), 11/1/55	2,750	2,768,502
3.875% to 5/1/27 (Put Date), 11/1/54	1,250	1,252,916
		$ 12,637,348
Industrial Development Revenue — 11.8%
Burke County Development Authority, GA, (Georgia Power Co. Plant Vogtle), 3.95%, 7/1/49(1)	$2,600	$ 2,600,000
Burke County Development Authority, GA, (Georgia Power Co.), 3.30% to 8/21/29 (Put Date), 12/1/49	750	745,045
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 4.00% to 6/1/29 (Put Date), 6/1/49	3,000	2,994,301
Gulf Coast Industrial Development Authority, TX, (Exxon Mobil Corp.), 3.95%, 11/1/41(1)	2,500	2,500,000
Industrial Development Board of the City of Mobile, Alabama, (Alabama Power Co. Barry Plant), 3.30% to 3/12/26 (Put Date), 7/15/34	3,000	3,002,018
Iowa Finance Authority, (Renewable Natural Gas), Green Bonds, (AMT), (LOC: Citibank, N.A.), 3.875% to 4/1/26 (Put Date), 1/1/42	825	824,259
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Louisiana Offshore Terminal Authority, (Loop, LLC), 4.20% to 10/1/25 (Put Date), 10/1/37	$2,000	$ 2,001,490
Mission Economic Development Corp., TX, (Republic Services, Inc.):
(AMT), 4.10%, 1/1/26(6)	1,000	1,000,269
(AMT), 4.10%, 5/1/50(6)	1,000	1,000,269
Mississippi Business Finance Corp., (Chevron USA, Inc.):
3.65%, 12/1/30(1)	2,350	2,350,000
3.65%, 11/1/35(1)	600	600,000
Nevada Department of Business and Industry, (Republic Services, Inc.), (AMT), 3.95% to 12/1/25 (Put Date), 12/1/26(5)	1,200	1,200,289
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/27	1,000	1,014,900
New York Transportation Development Corp., (John F. Kennedy International Airport), (AMT), 2.25%, 8/1/26	1,275	1,255,180
Ohio Air Quality Development Authority, (American Electric Power Co., Inc.), (AMT), 3.70%, 10/1/28	3,000	2,974,361
Parish of St. John the Baptist, LA, (Marathon Oil Corp.), 3.30% to 7/3/28 (Put Date), 6/1/37	3,500	3,493,834
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 4.10%, 8/1/45(6)	3,000	3,000,783
West Virginia Economic Development Authority, (Appalachian Power Co.), 3.375% to 6/15/28 (Put Date), 3/1/40	1,000	998,186
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 6/5/26 (Put Date), 12/1/44	5,500	5,549,718
		$ 39,104,902
Insured - General Obligations — 2.0%
Allegheny County, PA, (AG), 3.646%, (67% of SOFR + 0.55%), 11/1/26(2)	$1,650	$ 1,645,189
Cicero County School District No. 99, IL, (BAM), 4.00%, 12/1/26	1,150	1,163,565
Colorado Science and Technology Park Metropolitan District No. 1:
(AG), 5.00%, 12/1/25	450	452,934
(AG), 5.00%, 12/1/26	375	383,630
Luzerne County, PA, (AG), 5.00%, 12/15/25	1,000	1,008,979
Washington, (AMBAC), 0.00%, 12/1/26	2,000	1,921,659
		$ 6,575,956
Insured - Special Tax Revenue — 0.9%
Casino Reinvestment Development Authority, Inc., NJ, (AG), 5.00%, 11/1/26	$865	$ 887,668

Eaton Vance
National Ultra-Short Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Sports and Exhibition Authority of Pittsburgh and Allegheny County, PA, (AG), 4.00%, 2/1/26	$2,055	$ 2,067,297
		$ 2,954,965
Lease Revenue/Certificates of Participation — 3.5%
Burlington County Bridge Commission, NJ, 4.50%, 8/5/25	$2,000	$ 2,002,486
Jacksonville, FL, 5.00%, 10/1/26	1,085	1,114,149
Michigan Finance Authority, 5.00%, 7/21/25	2,500	2,502,659
Oklahoma Capitol Improvement Authority:
5.00%, 7/1/25	3,000	3,000,000
5.00%, 7/1/26	2,000	2,044,978
San Antonio Municipal Facilities Corp., TX, (City Tower Renovation), 5.00% to 8/1/27 (Put Date), 8/1/50	1,000	1,038,747
		$ 11,703,019
Other Revenue — 9.3%
Black Belt Energy Gas District, AL, 4.731%, (67% of SOFR + 1.85%), 6/1/49(2)	$2,500	$ 2,546,289
Illinois Finance Authority, (Field Museum of Natural History), 4.252%, (70% of SOFR + 1.20%), 11/1/34(2)	4,050	4,047,615
Lower Alabama Gas District, AL, 4.00% to 12/1/25 (Put Date), 12/1/50	5,500	5,510,153
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
4.00% to 9/1/27 (Put Date), 7/1/52	675	681,486
5.00%, 9/1/25	500	501,034
5.00%, 9/1/25	325	325,672
5.00%, 3/1/26	350	353,373
5.00%, 6/1/26	150	152,230
5.00%, 9/1/26	275	280,100
5.00%, 12/1/26	850	869,098
5.00%, 12/1/26	500	512,002
5.00%, 3/1/27	400	410,792
5.00%, 6/1/27	220	226,973
5.00%, 9/1/27	425	439,997
5.00%, 12/1/27	500	519,881
Northern California Energy Authority:
5.00%, 8/1/25	650	650,642
5.00%, 8/1/26	940	955,853
5.00%, 8/1/27	500	516,407
Northern California Gas Authority No. 1, Gas Project Revenue, 3.775%, (67% of 3 mo. SOFR + 0.72%), 7/1/27(2)	1,335	1,334,107
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/26	2,925	2,988,521
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	$1,035	$ 1,062,366
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue:
3.713%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(2)	1,845	1,846,280
3.939%, (67% of 3 mo. SOFR + 1.045%), 9/15/27(2)	2,475	2,483,798
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Revenue, 5.00%, 1/1/27	1,575	1,612,394
		$ 30,827,063
Senior Living/Life Care — 2.1%
Iowa Finance Authority, (Lifespace Communities, Inc.), 3.602%, (70% of SOFR + 0.55%), 5/15/56(2)	$5,500	$ 5,336,920
Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities, Inc.):
5.00%, 8/1/25	1,000	1,000,563
5.00%, 8/1/26	700	709,758
		$ 7,047,241
Special Tax Revenue — 4.8%
Detroit Downtown Development Authority, MI, (Catalyst Development):
5.00%, 7/1/25	$650	$ 650,000
5.00%, 7/1/26	600	612,240
5.00%, 7/1/27	1,000	1,041,863
Louisiana Gasoline and Fuels Tax Revenue, (LOC: TD Bank, N.A.), 3.95%, 5/1/43(1)	5,095	5,095,000
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(7)	35	0
5.75%, 5/1/38	60	60,515
New York City Transitional Finance Authority, NY, Future Tax Revenue:
(SPA: Barclays Bank PLC), 3.90%, 11/1/44(1)	1,500	1,500,000
(SPA: JPMorgan Chase Bank, N.A.), 4.00%, 8/1/45(1)	2,500	2,500,000
New York Housing Finance Agency, Sustainability Bonds, 3.35% to 6/15/29 (Put Date), 6/15/54	1,250	1,249,620
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(8)	90	39,721
Triborough Bridge and Tunnel Authority, NY, Social Bonds, 5.00% to 11/15/25 (Put Date), 11/15/43	3,250	3,271,111
		$ 16,020,070

Eaton Vance
National Ultra-Short Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Student Loan — 0.5%
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/25	$1,500	$ 1,510,403
		$ 1,510,403
Transportation — 10.0%
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/25	$3,200	$ 3,220,666
Cleveland, OH, Airport System Revenue, 5.00%, 1/1/28	2,000	2,101,249
E-470 Public Highway Authority, CO, 3.671%, (67% of SOFR + 0.75%), 9/1/39(2)	2,000	1,988,562
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/25	2,500	2,516,984
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/25	1,750	1,757,689
(AMT), 5.00%, 10/1/27	2,500	2,596,304
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/27	1,000	1,036,317
North Texas Tollway Authority, 5.00%, 1/1/26	4,000	4,046,167
Pennsylvania Turnpike Commission, 3.62%, (SIFMA + 0.85%), 7/15/41(2)	5,000	4,991,494
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/25	2,415	2,415,000
Port Authority of New York and New Jersey, (AMT), 5.00%, 12/1/25	2,000	2,012,791
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/28	1,000	1,047,070
South Carolina Ports Authority, (AMT), 5.00%, 7/1/25	2,520	2,520,000
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/27	800	831,292
		$ 33,081,585
Water and Sewer — 7.2%
Boston Water and Sewer Commission, MA, 4.00%, 11/1/27	$1,260	$ 1,264,740
Clairton Municipal Authority, PA:
5.00%, 12/1/25	660	664,303
5.00%, 12/1/26	700	717,380
East County Advanced Water Purification Joint Powers Authority, CA, Green Bonds, 3.125%, 9/1/26	5,000	5,015,434
Houston, TX, Combined Utility System Revenue:
5.00%, 11/15/25	4,000	4,033,148
5.00%, 11/15/26	2,750	2,840,054
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/26	1,250	1,280,744
Jersey City Municipal Utilities Authority, NJ, 5.00%, 5/1/26	5,000	5,073,806
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: Mizuho Bank, Ltd.), 3.90%, 6/15/44(1)	$2,000	$ 2,000,000
West Virginia Water Development Authority, 5.00%, 11/1/25	1,025	1,031,104
		$ 23,920,713
Total Tax-Exempt Municipal Obligations (identified cost $326,337,596)		$326,556,319
Total Investments — 98.5% (identified cost $326,337,596)		$326,556,319
Other Assets, Less Liabilities — 1.5%		$ 4,806,791
Net Assets — 100.0%		$331,363,110
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2025.
(2)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2025.
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at June 30, 2025.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $2,199,675 or 0.7% of the Fund's net assets.
(6)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at June 30, 2025.
(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy and is non-income producing.
(8)	Security is in default and making only partial interest payments.
At June 30, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	18.8%
Others, representing less than 10% individually	79.7%

Eaton Vance
National Ultra-Short Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2025, 2.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 2.0% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
The Fund did not have any open derivative instruments at June 30, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$326,556,319	$ —	$326,556,319
Total Investments	$ —	$326,556,319	$ —	$326,556,319
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.